Note 14 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

 NOTE 14 – Subsequent Events

Subsequent to September 30, 2014, the Company issued 108,842,388common shares for conversion of notes payable and accrued interest in the amount of $110,326. Subsequent to September 30, 2014, the Company also issued 10,583,555 to consultants for services received.

On October 14, 2014, the Company issued a convertible promissory note to KBM Worldwide for proceeds of $64,000 and accrues interest at the rate of 8% per annum. The note is convertible to the Company's common stock at a conversion price equal to the greater of (1) 53% multiplied by the average of the lowest three trading prices for the Company's common stock during the 10 trading day period ending on the latest completed trading day prior to the conversion date (2) a fixed conversion price of $0.00005 per share.

On October 23, 2014, the Company issued a convertible promissory note to Carebourn Capital, L.P. for proceeds of $52,500 and accrues interest at the rate of 12% per annum. The note is convertible to the Company's common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest three trading prices for the Company's common stock during the 10 trading day period ending on the latest completed trading day prior to the conversion date (2) a fixed conversion price of $0.00009 per share.

On November 18, 2014, the Company issued a convertible promissory note to LG Capital Funding, LLC for proceeds of $26,500 and accrues interest at the rate of 8% per annum. The note is due on November 18, 2015 and is convertible to the Company's common stock at a conversion price equal to 58% of the average of the 3 lowest closing bid prices of the Company's common stock for the 10 prior trading days including the day upon which a conversion notice is received by the Company. On November 26, 2014, the Company was served with a complaint filed in the United States District Court for the District of South Carolina by its former distributor, Lana Al Khaleej, seeking breach of contract damages for loss and profits and. alternatively, seeking to refund monies, after unsuccessfully completing subsequent purchase orders with Revolutions Medical in the Kingdom of Saudi Arabia. On January 7, 2015, the Company answered the claims and will request that the matter be ordered to arbitration in accordance with the International Distribution Agreement signed June 22, 2013. The Company is currently not able to project the possible outcome of the claims.

Note 14 – Subsequent Events

On February 24, 2014, TCA filed in Florida court to seek unpaid monthly payments plus late fees and penalties on the note issued on May 1, 2013 as part of the credit facility agreement. The Company was delinquent on payments and was notified of default on January 22, 2014. .

Subsequent to December 31, 2013, the Company issued 500,000 common shares valued at $17,500 to repay outstanding payable for the same amount; issued 1,000,000 common shares for proceeds of $20,000; issued 1,000,000 shares, valued at $27,500 based on the market price on the issuance date, for consulting services; and issued 2,440,149 shares for conversion of notes payable and accrued interest in the amount of $36,400.

 Subsequent to December 31, 2013, the Company also issued 788,250 shares to settle unpaid salary of the officers.